SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q3) (Details)			3 Months Ended						9 Months Ended		12 Months Ended
	Jan. 25, 2021	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) property $ / shares	Dec. 31, 2020 USD ($) property $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Feb. 01, 2021 $ / shares	Jan. 31, 2021 $ / shares
Accounting Policies [Line Items]
Rental income from tenant reimbursements			$ 1,640,835			$ 1,622,218			$ 5,036,196	$ 5,521,723	$ 7,028,808	$ 4,857,794
Impairment (reversal) of real estate			$ 0		$ (761,100)	$ 0	$ (349,457)	$ (9,157,068)	$ 0	$ (9,506,525)	$ (10,267,625)	0
Number of impaired real estate properties | property										4	6
Weighted average diluted effect | shares			1,219,316						1,188,099
Net income (loss) per share, basic (in usd per share) | $ / shares			$ 0.47			$ (0.13)			$ 0.21	$ (6.50)
Net income (loss) per share, basic (in usd per share) | $ / shares			$ 0.40			(0.13)			$ 0.18	(6.50)
Restricted cash		$ 129,118	$ 2,410,951		129,118				$ 2,410,951		$ 129,118	113,362
Tenant reimbursements		60,598	189,136		60,598				$ 189,136		60,598	$ 98,329
Restricted cash to fund property tax		32,086			$ 32,086						$ 32,086
Restricted Cash, Leasing Commission
Accounting Policies [Line Items]
Restricted cash released			128,538
Minimum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives									3 years		3 years
Maximum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives									5 years		5 years
Harley Davidson | Retail
Accounting Policies [Line Items]
Impairment (reversal) of real estate		$ (632,233)									$ (632,233)
Impairment reversal of real estate properties			400,999
Northrop Grumman property
Accounting Policies [Line Items]
Restricted cash			1,271,462						$ 1,271,462
L3Harris
Accounting Policies [Line Items]
Restricted cash			$ 1,000,000						$ 1,000,000
Class M OP Units
Accounting Policies [Line Items]
Other ownership interests, units issued (in shares) | shares			65,794.95						65,794.95
Conversion ratio				1.6667				1	1.6667		1.6667
Class P OP Units
Accounting Policies [Line Items]
Other ownership interests, units issued (in shares) | shares			56,029						56,029			56,029
Conversion ratio											1.6667
Class R OP Units
Accounting Policies [Line Items]
Other ownership interests, units issued (in shares) | shares			353,003						353,003
Units forfeited (in shares) | shares			5,663						6,997
Conversion ratio	1
Class M OP Unit OR Class P OP Unit
Accounting Policies [Line Items]
Conversion to class C units | shares			0						0
Class C
Accounting Policies [Line Items]
Common stock, par value (in usd per share) | $ / shares		$ 0.001	$ 0.001		$ 0.001				$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.003
Conversion ratio									1			1
Net income (loss) per share, basic (in usd per share) | $ / shares			0.47			(0.12)			$ 0.21	(6.51)	(6.06)	$ (0.88)
Net income (loss) per share, basic (in usd per share) | $ / shares			0.40			(0.12)				(6.51)
Class S
Accounting Policies [Line Items]
Common stock, par value (in usd per share) | $ / shares		$ 0.001	0.001		$ 0.001				0.001		0.001	0.001	$ 0.001	$ 0.003
Net income (loss) per share, basic (in usd per share) | $ / shares			0.47			(0.12)			0.20	(6.51)	$ (6.06)	$ (0.82)
Net income (loss) per share, basic (in usd per share) | $ / shares			$ 0.47			$ (0.12)			$ 0.20	$ (6.51)